PORTFOLIO OF INVESTMENTS – as of April 30, 2019 (Unaudited)

Natixis Sustainable Future 2030 Fund

Shares	Description	Value (†)
Common Stocks – 46.8% of Net Assets
	Aerospace & Defense – 0.3%
15	Axon Enterprise, Inc.(a)	$953
24	Moog, Inc., Class A	2,247
5	Raytheon Co.	888
11	Teledyne Technologies, Inc.(a)	2,734
33	United Technologies Corp.	4,706

		11,528

	Air Freight & Logistics – 0.7%
215	Expeditors International of Washington, Inc.	17,075
26	FedEx Corp.	4,926
35	United Parcel Service, Inc., Class B	3,718

		25,719

	Airlines – 0.2%
195	American Airlines Group, Inc.	6,665

	Auto Components – 0.3%
100	American Axle & Manufacturing Holdings, Inc.(a)	1,475
52	Aptiv PLC	4,457
86	Delphi Technologies PLC	1,903
19	Visteon Corp.(a)	1,254

		9,089

	Automobiles – 0.6%
660	Fiat Chrysler Automobiles NV	10,170
225	General Motors Co.	8,764

		18,934

	Banks – 3.1%
57	Ameris Bancorp	2,078
102	BancorpSouth Bank	3,109
445	Bank of America Corp.	13,608
102	BB&T Corp.	5,222
235	Citigroup, Inc.	16,615
116	Citizens Financial Group, Inc.	4,199
78	Columbia Banking System, Inc.	2,928
14	Comerica, Inc.	1,100
198	CVB Financial Corp.	4,297
180	Fulton Financial Corp.	3,105
81	Huntington Bancshares, Inc.	1,128
91	International Bancshares Corp.	3,774
175	KeyCorp	3,071
18	M&T Bank Corp.	3,061
316	People’s United Financial, Inc.	5,464
61	PNC Financial Services Group, Inc. (The)	8,353
116	Regions Financial Corp.	1,801
141	Trustmark Corp.	5,070
185	Wells Fargo & Co.	8,956
49	Westamerica Bancorporation	3,147

Shares	Description	Value (†)
Common Stocks – continued
	Banks – continued
37	Wintrust Financial Corp.	$2,819
39	Zions Bancorp N.A.	1,924

		104,829

	Beverages – 1.4%
30	Brown-Forman Corp., Class B	1,599
284	Coca-Cola Co. (The)	13,933
32	Constellation Brands, Inc., Class A	6,773
328	Monster Beverage Corp.(a)	19,549
37	PepsiCo, Inc.	4,738

		46,592

	Biotechnology – 1.4%
17	AbbVie, Inc.	1,350
50	Amgen, Inc.	8,966
5	Biogen, Inc.(a)	1,146
87	BioMarin Pharmaceutical, Inc.(a)	7,441
17	Celgene Corp.(a)	1,609
42	Gilead Sciences, Inc.	2,732
14	Ligand Pharmaceuticals, Inc.(a)	1,762
60	Regeneron Pharmaceuticals, Inc.(a)	20,588
25	Repligen Corp.(a)	1,685
2	Vertex Pharmaceuticals, Inc.(a)	338

		47,617

	Building Products – 0.3%
176	Johnson Controls International PLC	6,600
14	Lennox International, Inc.	3,800

		10,400

	Capital Markets – 3.2%
2	Affiliated Managers Group, Inc.	222
9	Ameriprise Financial, Inc.	1,321
263	Bank of New York Mellon Corp. (The)	13,061
9	BlackRock, Inc.	4,367
236	Charles Schwab Corp. (The)	10,804
15	CME Group, Inc.	2,683
44	FactSet Research Systems, Inc.	12,138
62	Franklin Resources, Inc.	2,145
26	Goldman Sachs Group, Inc. (The)	5,354
8	Intercontinental Exchange, Inc.	651
47	Invesco Ltd.	1,033
79	Janus Henderson Group PLC	1,980
79	Legg Mason, Inc.	2,642
39	Moody’s Corp.	7,668
50	MSCI, Inc.	11,269
37	Northern Trust Corp.	3,646
24	S&P Global, Inc.	5,296
184	SEI Investments Co.	10,019
183	State Street Corp.	12,382

		108,681

Shares	Description	Value (†)
Common Stocks – continued
	Chemicals – 0.6%
18	Ecolab, Inc.	$3,314
39	HB Fuller Co.	1,910
28	Innospec, Inc.	2,375
4	International Flavors & Fragrances, Inc.	551
38	Linde PLC	6,850
33	Minerals Technologies, Inc.	2,071
21	Stepan Co.	1,943

		19,014

	Commercial Services & Supplies – 0.2%
35	Healthcare Services Group, Inc.	1,185
20	MSA Safety, Inc.	2,198
29	Tetra Tech, Inc.	1,877
15	Waste Management, Inc.	1,610

		6,870

	Communications Equipment – 0.7%
48	Ciena Corp.(a)	1,841
297	Cisco Systems, Inc.	16,617
25	InterDigital, Inc.	1,635
29	Lumentum Holdings, Inc.(a)	1,797
6	Motorola Solutions, Inc.	870

		22,760

	Construction & Engineering – 0.1%
92	AECOM(a)	3,119
34	Fluor Corp.	1,351

		4,470

	Consumer Finance – 0.6%
76	American Express Co.	8,910
128	Capital One Financial Corp.	11,882
36	Navient Corp.	486

		21,278

	Containers & Packaging – 0.2%
48	Ball Corp.	2,877
9	Crown Holdings, Inc.(a)	523
36	International Paper Co.	1,685
80	Owens-Illinois, Inc.	1,581

		6,666

	Distributors – 0.2%
28	Genuine Parts Co.	2,871
13	POOL CORP.	2,389

		5,260

	Diversified Consumer Services – 0.1%
60	Service Corp. International	2,497

	Diversified Telecommunication Services – 0.1%
48	AT&T, Inc.	1,486

Shares	Description	Value (†)
Common Stocks – continued
	Diversified Telecommunication Services – continued
111	CenturyLink, Inc.	$1,267
30	Verizon Communications, Inc.	1,716

		4,469

	Electric Utilities – 0.4%
93	American Electric Power Co., Inc.	7,956
13	Edison International	829
15	Eversource Energy	1,075
26	IDACORP, Inc.	2,575

		12,435

	Electrical Equipment – 0.2%
11	Acuity Brands, Inc.	1,609
29	Eaton Corp. PLC	2,402
18	Hubbell, Inc.	2,297

		6,308

	Electronic Equipment, Instruments & Components – 0.9%
51	Avnet, Inc.	2,479
23	Belden, Inc.	1,278
52	Cognex Corp.	2,622
12	Coherent, Inc.(a)	1,776
10	Littelfuse, Inc.	2,010
9	Rogers Corp.(a)	1,508
115	TE Connectivity Ltd.	11,000
62	Trimble, Inc.(a)	2,531
94	Vishay Intertechnology, Inc.	1,862
13	Zebra Technologies Corp., Class A(a)	2,745

		29,811

	Energy Equipment & Services – 0.8%
34	Apergy Corp.(a)	1,349
30	Baker Hughes, a GE Co.	721
63	C&J Energy Services, Inc.(a)	885
18	Core Laboratories NV	1,141
135	Halliburton Co.	3,825
202	National Oilwell Varco, Inc.	5,280
57	Oceaneering International, Inc.(a)	1,094
51	Oil States International, Inc.(a)	985
251	Schlumberger Ltd.	10,713
42	TechnipFMC PLC	1,033
80	U.S. Silica Holdings, Inc.	1,266

		28,292

	Entertainment – 0.9%
48	Cinemark Holdings, Inc.	2,019
9	Electronic Arts, Inc.(a)	852
41	Netflix, Inc.(a)	15,192
92	Walt Disney Co. (The)	12,601

		30,664

Shares	Description	Value (†)
Common Stocks – continued
	Food & Staples Retailing – 0.1%
73	Kroger Co. (The)	$1,882
9	Sysco Corp.	633
13	Walgreens Boots Alliance, Inc.	697

		3,212

	Food Products – 0.6%
52	Campbell Soup Co.	2,012
546	Danone S.A., Sponsored ADR	8,856
24	General Mills, Inc.	1,235
57	Hain Celestial Group, Inc. (The)(a)	1,244
4	Hershey Co. (The)	499
20	Ingredion, Inc.	1,895
11	J.M. Smucker Co. (The)	1,349
11	Kellogg Co.	663
56	Kraft Heinz Co. (The)	1,862
6	Mondelez International, Inc., Class A	305

		19,920

	Gas Utilities – 0.2%
54	New Jersey Resources Corp.	2,704
30	ONE Gas, Inc.	2,656
60	South Jersey Industries, Inc.	1,927

		7,287

	Health Care Equipment & Supplies – 0.8%
13	Alcon, Inc.(a)	757
4	Align Technology, Inc.(a)	1,299
41	Baxter International, Inc.	3,128
1	Becton Dickinson and Co.	241
8	Boston Scientific Corp.(a)	297
15	DENTSPLY SIRONA, Inc.	767
1	Edwards Lifesciences Corp.(a)	176
31	Globus Medical, Inc.(a)	1,398
16	Haemonetics Corp.(a)	1,396
1	Intuitive Surgical, Inc.(a)	511
98	Meridian Bioscience, Inc.	1,128
23	Merit Medical Systems, Inc.(a)	1,292
29	STERIS PLC	3,798
1	Stryker Corp.	189
56	Varian Medical Systems, Inc.(a)	7,625
19	West Pharmaceutical Services, Inc.	2,352

		26,354

	Health Care Providers & Services – 1.0%
32	Acadia Healthcare Co., Inc.(a)	1,025
9	Amedisys, Inc.(a)	1,150
3	Anthem, Inc.	789
21	BioTelemetry, Inc.(a)	1,142
65	Centene Corp.(a)	3,351
7	Chemed Corp.	2,288
5	Cigna Corp.	794

Shares	Description	Value (†)
Common Stocks – continued
	Health Care Providers & Services – continued
158	CVS Health Corp.	$8,592
28	Encompass Health Corp.	1,805
41	HCA Healthcare, Inc.	5,216
18	Henry Schein, Inc.(a)	1,153
2	Humana, Inc.	511
10	Laboratory Corp. of America Holdings(a)	1,599
33	MEDNAX, Inc.(a)	923
52	Patterson Cos., Inc.	1,136
17	Quest Diagnostics, Inc.	1,639
12	UnitedHealth Group, Inc.	2,797

		35,910

	Health Care Technology – 0.4%
111	Allscripts Healthcare Solutions, Inc.(a)	1,096
154	Cerner Corp.(a)	10,233
23	Medidata Solutions, Inc.(a)	2,078

		13,407

	Hotels, Restaurants & Leisure – 1.7%
27	Dunkin’ Brands Group, Inc.	2,015
65	Hilton Worldwide Holdings, Inc.	5,654
18	Jack in the Box, Inc.	1,388
17	Marriott Vacations Worldwide Corp.	1,796
3	McDonald’s Corp.	593
258	MGM Resorts International	6,870
29	Six Flags Entertainment Corp.	1,540
193	Starbucks Corp.	14,992
103	Wendy’s Co. (The)	1,917
319	Yum China Holdings, Inc.	15,165
65	Yum! Brands, Inc.	6,785

		58,715

	Household Durables – 0.2%
10	iRobot Corp.(a)	1,035
82	KB Home	2,125
61	Meritage Homes Corp.(a)	3,120
41	Tupperware Brands Corp.	976
2	Whirlpool Corp.	278

		7,534

	Household Products – 0.8%
126	Colgate-Palmolive Co.	9,171
158	Procter & Gamble Co. (The)	16,824

		25,995

	Independent Power & Renewable Electricity Producers – 0.2%
60	AES Corp. (The)	1,027
48	Ormat Technologies, Inc.	2,801
114	Pattern Energy Group, Inc.	2,636

		6,464

Shares	Description	Value (†)
Common Stocks – continued
	Industrial Conglomerates – 0.4%
1,200	General Electric Co.	$12,204

	Insurance – 1.1%
8	Aflac, Inc.	403
31	Allstate Corp. (The)	3,071
245	American International Group, Inc.	11,655
6	Brighthouse Financial, Inc.(a)	251
50	Chubb Ltd.	7,260
47	First American Financial Corp.	2,682
15	Hartford Financial Services Group, Inc. (The)	785
9	Lincoln National Corp.	600
21	Marsh & McLennan Cos., Inc.	1,980
15	MetLife, Inc.	692
54	Prudential Financial, Inc.	5,708
23	Travelers Cos., Inc. (The)	3,306

		38,393

	Interactive Media & Services – 2.2%
10	Alphabet, Inc., Class A(a)	11,990
22	Alphabet, Inc., Class C(a)	26,146
195	Facebook, Inc., Class A(a)	37,713
7	TripAdvisor, Inc.(a)	373

		76,222

	Internet & Direct Marketing Retail – 2.3%
135	Alibaba Group Holding Ltd., Sponsored ADR(a)	25,052
18	Amazon.com, Inc.(a)	34,677
6	Booking Holdings, Inc.(a)	11,130
167	eBay, Inc.	6,471

		77,330

	IT Services – 2.5%
21	Accenture PLC, Class A	3,836
68	Automatic Data Processing, Inc.	11,179
7	Cognizant Technology Solutions Corp., Class A	511
91	DXC Technology Co.	5,982
42	Gartner, Inc.(a)	6,677
8	International Business Machines Corp.	1,122
37	Leidos Holdings, Inc.	2,719
47	MasterCard, Inc., Class A	11,949
11	PayPal Holdings, Inc.(a)	1,240
149	Sabre Corp.	3,093
202	Visa, Inc., Class A	33,215
65	Western Union Co. (The)	1,264
14	WEX, Inc.(a)	2,944

		85,731

	Leisure Products – 0.0%
68	Callaway Golf Co.	1,194

Shares	Description	Value (†)
Common Stocks – continued
	Life Sciences Tools & Services – 0.1%
1	Illumina, Inc.(a)	$312
8	IQVIA Holdings, Inc.(a)	1,111
6	Thermo Fisher Scientific, Inc.	1,665

		3,088

	Machinery – 2.0%
34	AGCO Corp.	2,407
81	Caterpillar, Inc.	11,293
47	Cummins, Inc.	7,816
85	Deere & Co.	14,079
42	Flowserve Corp.	2,059
25	IDEX Corp.	3,916
45	ITT, Inc.	2,725
58	Kennametal, Inc.	2,361
36	Oshkosh Corp.	2,973
69	Parker Hannifin Corp.	12,494
11	Proto Labs, Inc.(a)	1,208
49	Terex Corp.	1,633
40	Toro Co. (The)	2,926
6	Xylem, Inc.	500

		68,390

	Media – 1.0%
2	Cable One, Inc.	2,121
7	CBS Corp., Class B	359
28	Charter Communications, Inc., Class A(a)	10,393
265	Comcast Corp., Class A	11,536
32	Discovery, Inc., Series C(a)	920
53	New York Times Co. (The), Class A	1,757
375	News Corp., Class A	4,658
14	Omnicom Group, Inc.	1,120

		32,864

	Metals & Mining – 0.3%
89	Commercial Metals Co.	1,539
98	Newmont Goldcorp Corp.	3,044
16	Nucor Corp.	913
35	Reliance Steel & Aluminum Co.	3,219
22	Royal Gold, Inc.	1,915

		10,630

	Multi-Utilities – 0.2%
54	Consolidated Edison, Inc.	4,653
9	DTE Energy Co.	1,131
14	Sempra Energy	1,791

		7,575

	Multiline Retail – 0.0%
11	Macy’s, Inc.	259

Shares	Description	Value (†)
Common Stocks – continued
	Oil, Gas & Consumable Fuels – 1.1%
150	Anadarko Petroleum Corp.	$10,928
250	Apache Corp.	8,228
600	Chesapeake Energy Corp.(a)	1,746
483	Denbury Resources, Inc.(a)	1,077
87	EQT Corp.	1,779
72	Green Plains, Inc.	1,251
47	Hess Corp.	3,014
106	Noble Energy, Inc.	2,868
38	ONEOK, Inc.	2,581
28	Valero Energy Corp.	2,538
47	World Fuel Services Corp.	1,450

		37,460

	Paper & Forest Products – 0.1%
37	Domtar Corp.	1,810
65	Louisiana-Pacific Corp.	1,628

		3,438

	Personal Products – 0.0%
3	Estee Lauder Cos., Inc. (The), Class A	515

	Pharmaceuticals – 0.9%
3	Allergan PLC	441
15	Bristol-Myers Squibb Co.	696
48	Catalent, Inc.(a)	2,151
12	Eli Lilly & Co.	1,404
50	Medicines Co. (The)(a)	1,598
64	Merck & Co., Inc.	5,037
63	Novartis AG, Sponsored ADR	5,181
216	Novo Nordisk AS, Sponsored ADR	10,586
26	Perrigo Co. PLC	1,246
68	Pfizer, Inc.	2,762
20	Supernus Pharmaceuticals, Inc.(a)	735

		31,837

	Professional Services – 0.2%
36	Exponent, Inc.	2,038
13	Insperity, Inc.	1,554
37	Korn Ferry	1,740
24	ManpowerGroup, Inc.	2,305
32	Nielsen Holdings PLC	817

		8,454

	Real Estate Management & Development – 0.1%
12	CBRE Group, Inc., Class A(a)	625
18	Jones Lang LaSalle, Inc.	2,782

		3,407

	REITs - Apartments – 0.3%
67	American Campus Communities, Inc.	3,162
3	AvalonBay Communities, Inc.	603

Shares	Description	Value (†)
Common Stocks – continued
	REITs - Apartments – continued
44	Camden Property Trust	$4,429
7	Equity Residential	535
4	Essex Property Trust, Inc.	1,130
3	Mid-America Apartment Communities, Inc.	328

		10,187

	REITs - Diversified – 0.1%
5	Crown Castle International Corp.	629
9	Digital Realty Trust, Inc.	1,059
1	Equinix, Inc.	455
60	Weyerhaeuser Co.	1,608

		3,751

	REITs - Health Care – 0.1%
25	Ventas, Inc.	1,527
43	Welltower, Inc.	3,205

		4,732

	REITs - Hotels – 0.0%
88	Host Hotels & Resorts, Inc.	1,693

	REITs - Office Property – 0.4%
10	Boston Properties, Inc.	1,376
100	Corporate Office Properties Trust	2,788
113	Douglas Emmett, Inc.	4,654
151	Easterly Government Properties, Inc.	2,718
50	Kilroy Realty Corp.	3,846

		15,382

	REITs - Regional Malls – 0.1%
6	Macerich Co. (The)	241
9	Simon Property Group, Inc.	1,563

		1,804

	REITs - Storage – 0.0%
25	Iron Mountain, Inc.	812
2	Public Storage	442

		1,254

	REITs - Warehouse/Industrials – 0.2%
35	CyrusOne, Inc.	1,949
82	Liberty Property Trust	4,071

		6,020

	Road & Rail – 0.4%
29	Genesee & Wyoming, Inc., Class A(a)	2,571
19	Kansas City Southern	2,340
26	Norfolk Southern Corp.	5,304
32	Ryder System, Inc.	2,016
17	Union Pacific Corp.	3,010

		15,241

Shares	Description	Value (†)
Common Stocks – continued
	Semiconductors & Semiconductor Equipment – 2.0%
14	Advanced Micro Devices, Inc.(a)	$387
57	Applied Materials, Inc.	2,512
38	Brooks Automation, Inc.	1,425
20	Cabot Microelectronics Corp.	2,525
41	Cirrus Logic, Inc.(a)	1,951
29	Cree, Inc.(a)	1,917
62	First Solar, Inc.(a)	3,815
276	Intel Corp.	14,087
75	NVIDIA Corp.	13,575
173	QUALCOMM, Inc.	14,900
29	Silicon Laboratories, Inc.(a)	3,122
67	Texas Instruments, Inc.	7,895

		68,111

	Software – 2.2%
6	Adobe, Inc.(a)	1,735
124	Autodesk, Inc.(a)	22,098
24	Blackbaud, Inc.	1,903
32	Bottomline Technologies, Inc.(a)	1,618
10	Fair Isaac Corp.(a)	2,797
19	LogMeIn, Inc.	1,566
111	Microsoft Corp.	14,497
421	Oracle Corp.	23,294
29	PTC, Inc.(a)	2,624
19	Qualys, Inc.(a)	1,715
8	Ultimate Software Group, Inc. (The)(a)	2,645

		76,492

	Specialty Retail – 0.6%
25	Aaron’s, Inc.	1,392
72	American Eagle Outfitters, Inc.	1,712
24	Asbury Automotive Group, Inc.(a)	1,924
13	Best Buy Co., Inc.	967
12	Five Below, Inc.(a)	1,757
21	Home Depot, Inc. (The)	4,278
17	Lithia Motors, Inc., Class A	1,930
16	Lowe’s Cos., Inc.	1,810
21	Monro, Inc.	1,761
10	Tiffany & Co.	1,078
27	Williams-Sonoma, Inc.	1,544

		20,153

	Technology Hardware, Storage & Peripherals – 1.4%
193	Apple, Inc.	38,729
191	Hewlett Packard Enterprise Co.	3,020
138	HP, Inc.	2,753
63	NCR Corp.(a)	1,824
11	NetApp, Inc.	801
7	Seagate Technology PLC	338
6	Western Digital Corp.	307

Shares	Description	Value (†)
Common Stocks – continued
	Technology Hardware, Storage & Peripherals – continued
45	Xerox Corp.	$1,501

		49,273

	Textiles, Apparel & Luxury Goods – 0.5%
14	Deckers Outdoor Corp.(a)	2,215
16	Hanesbrands, Inc.	289
16	NIKE, Inc., Class B	1,405
4	PVH Corp.	516
501	Under Armour, Inc., Class A(a)	11,568
58	Wolverine World Wide, Inc.	2,135

		18,128

	Thrifts & Mortgage Finance – 0.1%
220	New York Community Bancorp, Inc.	2,559

	Trading Companies & Distributors – 0.2%
27	Fastenal Co.	1,905
18	GATX Corp.	1,388
12	United Rentals, Inc.(a)	1,691
6	W.W. Grainger, Inc.	1,692

		6,676

	Water Utilities – 0.2%
43	American Water Works Co., Inc.	4,652
61	Aqua America, Inc.	2,383

		7,035

	Total Common Stocks (Identified Cost $1,562,638)	1,603,128

Principal Amount
Bonds and Notes – 12.2%
	Automotive – 0.2%
$ 4,000	General Motors Financial Co., Inc., 4.350%, 1/17/2027	3,998
4,000	Toyota Motor Credit Corp., MTN, 2.600%, 1/11/2022	3,998

		7,996

	Banking – 2.0%
4,000	American Express Co., 3.700%, 8/03/2023	4,111
4,000	Bank of America Corp., (fixed rate to 1/20/2022, variable rate thereafter), MTN, 3.124%, 1/20/2023	4,012
4,000	Bank of Montreal, MTN, 1.900%, 8/27/2021	3,936
4,000	Bank of New York Mellon Corp. (The), Series 10YR, MTN, 3.650%, 2/04/2024	4,132
4,000	BNP Paribas S.A., MTN, 3.250%, 3/03/2023	4,066
4,000	Capital One Financial Corp., 3.300%, 10/30/2024	3,995

Principal Amount	Description	Value (†)
Bonds and Notes – continued
	Banking – continued
$ 4,000	Citigroup, Inc., 4.600%, 3/09/2026	$4,209
2,000	Deutsche Bank AG, GMTN, 3.375%, 5/12/2021	1,985
4,000	Goldman Sachs Group, Inc. (The), 4.000%, 3/03/2024	4,135
4,000	HSBC Holdings PLC, 5.100%, 4/05/2021	4,168
4,000	JPMorgan Chase & Co., (fixed rate to 3/01/2024, variable rate thereafter), 3.220%, 3/01/2025	4,001
4,000	Morgan Stanley, Series F, 3.875%, 4/29/2024	4,138
4,000	Royal Bank of Canada, GMTN, 2.150%, 3/06/2020	3,987
4,000	Santander UK PLC, 2.375%, 3/16/2020	3,986
4,000	SunTrust Bank, 2.250%, 1/31/2020	3,985
4,000	Wells Fargo & Co., MTN, 3.300%, 9/09/2024	4,042
4,000	Westpac Banking Corp., 2.750%, 1/11/2023	3,977

		66,865

	Cable Satellite – 0.1%
4,000	Comcast Corp., 3.000%, 2/01/2024	4,020

	Construction Machinery – 0.1%
4,000	John Deere Capital Corp., MTN, 2.650%, 1/06/2022	4,008

	Consumer Cyclical Services – 0.1%
4,000	eBay, Inc., 3.800%, 3/09/2022	4,097

	Electric – 0.3%
4,000	Duke Energy Corp., 3.750%, 4/15/2024	4,128
4,000	Virginia Electric & Power Co., Series A, 3.800%, 4/01/2028	4,154

		8,282

	Financial Other – 0.1%
4,000	ORIX Corp., 2.900%, 7/18/2022	3,996

	Food & Beverage – 0.1%
4,000	General Mills, Inc., 4.000%, 4/17/2025	4,162

	Government Owned - No Guarantee – 0.4%
10,000	Federal National Mortgage Association, 6.625%, 11/15/2030	13,723

Principal Amount	Description	Value (†)
Bonds and Notes – continued
	Health Insurance – 0.2%
$ 4,000	Anthem, Inc., 4.101%, 3/01/2028	$4,092
3,000	UnitedHealth Group, Inc., 5.800%, 3/15/2036	3,662

		7,754

	Healthcare – 0.4%
4,000	CVS Health Corp., 3.875%, 7/20/2025	4,024
4,000	Express Scripts Holding Co., 4.500%, 2/25/2026	4,181
4,000	McKesson Corp., 3.950%, 2/16/2028	3,986

		12,191

	Independent Energy – 0.1%
4,000	EQT Corp., 3.000%, 10/01/2022	3,931

	Integrated Energy – 0.4%
4,000	BP Capital Markets PLC, 3.814%, 2/10/2024	4,156
4,000	Chevron Corp., 1.961%, 3/03/2020	3,978
3,000	Shell International Finance BV, 6.375%, 12/15/2038	4,000

		12,134

	Life Insurance – 0.1%
4,000	American International Group, Inc., 4.125%, 2/15/2024	4,176

	Media Entertainment – 0.3%
4,000	Viacom, Inc., 6.875%, 4/30/2036	4,710
4,000	Warner Media LLC, 3.875%, 1/15/2026	4,072

		8,782

	Midstream – 0.4%
4,000	Energy Transfer Operating LP, 4.050%, 3/15/2025	4,062
4,000	Enterprise Products Operating LLC, 2.550%, 10/15/2019	3,994
4,000	Kinder Morgan Energy Partners LP, 4.150%, 2/01/2024	4,144

		12,200

	Oil Field Services – 0.1%
4,000	Baker Hughes a GE Co. LLC/Baker Hughes Co-Obligor, Inc., 2.773%, 12/15/2022	3,986

Principal Amount	Description	Value (†)
Bonds and Notes – continued
	Pharmaceuticals – 0.2%
$ 4,000	AbbVie, Inc., 3.600%, 5/14/2025	$4,024
4,000	Amgen, Inc., 2.650%, 5/11/2022	3,979

		8,003

	Railroads – 0.1%
4,000	CSX Corp., 2.600%, 11/01/2026	3,826

	Restaurants – 0.1%
4,000	Starbucks Corp., 3.800%, 8/15/2025	4,148

	Technology – 0.6%
4,000	Apple, Inc., 2.500%, 2/09/2025	3,921
4,000	International Business Machines Corp., 4.000%, 6/20/2042	3,918
4,000	Oracle Corp., 2.950%, 5/15/2025	3,981
4,000	QUALCOMM, Inc., 3.450%, 5/20/2025	4,073
4,000	VMware, Inc., 2.950%, 8/21/2022	3,981

		19,874

	Treasuries – 5.6%
2,000	U.S. Treasury Bond, 2.500%, 5/15/2046	1,837
8,000	U.S. Treasury Bond, 2.875%, 11/15/2046	7,916
12,000	U.S. Treasury Bond, 3.000%, 5/15/2045	12,177
4,000	U.S. Treasury Bond, 3.000%, 2/15/2048	4,045
4,000	U.S. Treasury Bond, 4.250%, 11/15/2040	4,922
4,000	U.S. Treasury Bond, 4.375%, 5/15/2041	5,008
6,000	U.S. Treasury Bond, 5.250%, 2/15/2029	7,421
6,000	U.S. Treasury Note, 1.125%, 12/31/2019	5,947
18,000	U.S. Treasury Note, 1.125%, 4/30/2020	17,776
6,000	U.S. Treasury Note, 1.125%, 9/30/2021	5,845
18,000	U.S. Treasury Note, 1.625%, 8/31/2022	17,639
17,000	U.S. Treasury Note, 1.750%, 5/15/2023	16,659
4,000	U.S. Treasury Note, 2.000%, 11/15/2026	3,883

Principal Amount	Description	Value (†)
Bonds and Notes – continued
	Treasuries – continued
$ 6,000	U.S. Treasury Note, 2.125%, 12/31/2022	$5,973
25,000	U.S. Treasury Note, 2.250%, 11/15/2025	24,797
5,000	U.S. Treasury Note, 2.250%, 11/15/2027	4,914
18,000	U.S. Treasury Note, 2.625%, 12/31/2023	18,271
5,000	U.S. Treasury Note, 2.625%, 2/15/2029	5,051
18,000	U.S. Treasury Note, 2.750%, 7/31/2023	18,346
4,000	U.S. Treasury Note, 2.875%, 9/30/2023	4,100

		192,527

	Wireless – 0.1%
4,000	Vodafone Group PLC, 6.150%, 2/27/2037	4,544

	Wirelines – 0.1%
4,000	AT&T, Inc., 3.400%, 5/15/2025	4,018

	Total Bonds and Notes (Identified Cost $419,886)	419,243

Shares
Exchange-Traded Funds – 11.8%
4,316	iShares® ESG MSCI EAFE ETF	281,230
3,511	iShares® ESG MSCI Emerging Markets ETF	122,183

	Total Exchange-Traded Funds (Identified Cost $378,462)	403,413

Affiliated Mutual Funds – 33.9%
19,344	Loomis Sayles Inflation Protected Securities Fund, Class N	200,602
17,891	Loomis Sayles Limited Term Government and Agency Fund, Class N	201,096
24,244	Mirova Global Green Bond Fund, Class N	245,104
44,766	Mirova International Sustainable Equity Fund, Class N	512,573

	Total Affiliated Mutual Funds (Identified Cost $1,134,455)	1,159,375

	Total Investments – 104.7% (Identified Cost $3,495,441)	3,585,159
	Other assets less liabilities – (4.7)%	(161,430)

	Net Assets – 100.0%	$3,423,729

(†)

Fund securities and other investments are valued at market value based on market quotations obtained or determined by independent pricing services recommended by the adviser or subadviser and approved by the Board of Trustees. Fund securities and other investments for which market quotations are not readily available are valued at fair value as determined in good faith by the adviser or subadviser pursuant to procedures approved by the Board of Trustees, as described below. Market value is determined as follows:

Listed equity securities (including shares of closed-end investment companies and exchange-traded funds) are valued at the last sale price quoted on the exchange where they are traded most extensively or, if there is no reported sale during the day, the closing bid quotation as reported by an independent pricing service. Securities traded on the NASDAQ Global Select Market, NASDAQ Global Market and NASDAQ Capital Market are valued at the NASDAQ Official Closing Price (“NOCP”), or if lacking an NOCP, at the most recent bid quotations on the applicable NASDAQ Market. Unlisted equity securities (except unlisted preferred equity securities) are valued at the last sale price quoted in the market where they are traded most extensively or, if there is no reported sale during the day, the closing bid quotation as reported by an independent pricing service. If there is no last sale price or closing bid quotation available, unlisted equity securities will be valued using evaluated bids furnished by an independent pricing service, if available.

In some foreign markets, an official close price and a last sale price may be available from the foreign exchange or market. In those cases, the official close price is used.

Debt securities are valued based on evaluated bids furnished to the Fund by an independent pricing service or bid prices obtained from broker-dealers.

Broker-dealer bid prices may be used to value debt and unlisted equity securities where an independent pricing service is unable to price a security or where an independent pricing service does not provide a reliable price for the security.

Mutual Funds are valued at net asset value.

Fund securities and other investments for which market quotations are not readily available are valued at fair value as determined in good faith by the adviser or subadviser pursuant to procedures approved by the Board of Trustees. The Fund may also value securities and other investments at fair value in other circumstances such as when extraordinary events occur after the close of a foreign market but prior to the close of the New York Stock Exchange. This may include situations relating to a single issuer (such as a declaration of bankruptcy or a delisting of the issuer’s security from the primary market on which it has traded) as well as events affecting the securities markets in general (such as market disruptions or closings and significant fluctuations in U.S. and/or foreign markets). When fair valuing its securities or other investments, the Fund may, among other things, use modeling tools or other processes that may take into account factors such as securities or other market activity and/or significant events that occur after the close of the foreign market and before the time the Fund’s net asset value (“NAV”) is calculated. Fair value pricing may require subjective determinations about the value of a security, and fair values used to determine the Fund’s NAV may differ from quoted or published prices, or from prices that are used by others, for the same securities. In addition, the use of fair value pricing may not always result in adjustments to the prices of securities held by the Fund.

The books and records of the Fund are maintained in U.S. dollars. The values of securities, currencies and other assets and liabilities denominated in currencies other than U.S. dollars are translated into U.S. dollars based upon foreign exchange rates prevailing at the end of the period.

(a)	Non-income producing security.
ADR

An American Depositary Receipt is a certificate issued by a custodian bank representing the right to receive securities of the foreign issuer described. The values of ADRs may be significantly influenced by trading on exchanges not located in the United States.

ETF	Exchange-Traded Fund
GMTN	Global Medium Term Note
MTN	Medium Term Note
REITs	Real Estate Investment Trusts

A summary of affiliated fund transactions for each underlying fund held by the Fund for the period ended April 30, 2019, is as follows:

Fund	Beginning Value	Purchase Cost(1)	Sales Proceeds	Realized Gain (Loss)	Change in Unrealized Gain (Loss)	Ending Value	Distribution Received(2)
Loomis Sayles Inflation Protected Securities Fund, Class N	$166,476	$30,268	$—	$—	$3,858	$200,602	$—
Loomis Sayles Limited Term Government and Agency Fund, Class N	233,494	11,534	44,566	(545)	1,179	201,096	1,461
Mirova Global Green Bond Fund, Class N	499,317	15,953	283,021	3,224	9,630	245,103	2,025
Mirova International Sustainable Equity Fund, Class N	191,441	303,944	—	—	17,188	512,573	250

	$1,090,728	$361,699	$327,587	$2,679	$31,855	$1,159,374	$3,736

(1)	Purchase cost includes dividend reinvested, if any.
(2)	Distributions received includes distributions from net investment income and from capital gains, if any.

Fair Value Measurements

In accordance with accounting standards related to fair value measurements and disclosures, the Fund has categorized the inputs utilized in determining the value of the Fund’s assets or liabilities. These inputs are summarized in the three broad levels listed below:

•	Level 1 — quoted prices in active markets for identical assets or liabilities;

•

Level 2 — prices determined using other significant inputs that are observable either directly, or indirectly through corroboration with observable market data (which could include quoted prices for similar assets or liabilities, interest rates, credit risk, etc.); and

•

Level 3 — prices determined using significant unobservable inputs when quoted prices or observable inputs are unavailable such as when there is little or no market activity for an asset or liability (unobservable inputs reflect the Fund’s own assumptions in determining the fair value of assets or liabilities and would be based on the best information available).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used to value the Fund’s investments as of April 30, 2019, at value:

Asset Valuation Inputs

Description	Level 1	Level 2	Level 3	Total
Common Stocks*	$1,603,128	$—	$—	$1,603,128
Bonds and Notes*	—	419,243	—	419,243
Exchange-Traded Funds	403,413	—	—	403,413
Affiliated Mutual Funds	1,159,375	—	—	1,159,375

Total	$3,165,916	$419,243	$—	$3,585,159

*	Details of the major categories of the Fund’s investments are reflected within the Portfolio of Investments.

For the period ended April 30, 2019, there were no transfers among Levels 1, 2 and 3.

Asset Allocation Summary at April 30, 2019 (Unaudited)

Equity	73.6%
Fixed Income	31.1

Total Investments	104.7
Other assets less liabilities	(4.7)

Net Assets	100.0%